Other Current Assets (Detail) (USD $) In Millions, unless otherwise specified	Mar. 31, 2013 TransUnion Holding Company, Inc.	Dec. 31, 2012 TransUnion Holding Company, Inc.	Mar. 31, 2013 TransUnion Corp-Successor	Dec. 31, 2012 TransUnion Corp-Successor	Dec. 31, 2011 TransUnion Corp-Predecessor
Other Assets, Current [Line Items]
Prepaid expenses	$ 29.5	$ 33.8	$ 29.5	$ 33.8	$ 37.1
Deferred financing fees	6.0	5.7	0.2		3.8
Deferred income tax assets	34.0	36.3	10.5	18.9	8.7
Income taxes receivable	4.4	4.7	3.0	3.8	1.9
Receivable from TransUnion Holding			31.8	0.3
Other				2.2	3.9
Other	1.9	2.2	1.5	1.9
Total other current assets	$ 75.8	$ 82.7	$ 76.5	$ 58.7	$ 55.4